Vanguard Scottsdale Funds

Supplement Dated March 25, 2026, to the Statement of Additional Information Dated December 19, 2025
In the Portfolio Transactions section, the information in the broker-dealer table is replaced in its entirety with the table below. The table shows the securities of regular brokers or dealers, (or their parent companies) as defined under applicable federal securities regulations, that each Fund held during the fiscal year ended August 31, 2025. The aggregate value of those holdings is as of August 31, 2025.

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Explorer Value Fund	—	—
Vanguard Intermediate-Term Corporate Bond Index Fund	Barclays Capital, Inc.	$494,587,000
	BofA Securities, Inc.	1,746,880,000
	Citigroup, Inc.	983,659,000
	Deutsche Bank Securities Inc.	257,878,000
	Goldman Sachs & Co. LLC	930,990,000
	J.P. Morgan Securities LLC	1,639,550,000
	Morgan Stanley & Co. LLC	1,508,799,000
	Wells Fargo Securities, LLC	844,899,000
Vanguard Intermediate-Term Treasury Index Fund	—	—
Vanguard Long-Term Corporate Bond Index Fund	Barclays Capital, Inc.	22,820,000
	BofA Securities, Inc.	108,278,000
	Citigroup, Inc.	51,581,000
	Goldman Sachs & Co. LLC	98,392,000
	J.P. Morgan Securities LLC	102,680,000
	Morgan Stanley & Co. LLC	61,226,000
	Wells Fargo Securities, LLC	101,378,000
Vanguard Long-Term Treasury Index Fund	—	—
Vanguard Mortgage-Backed Securities Index Fund	—	—
Vanguard Russell 1000 Growth Index Fund	BofA Securities, Inc.	35,757,000
	Citigroup, Inc.	41,289,000
	Jefferies LLC	3,129,000
	Morgan Stanley & Co. LLC	—
Vanguard Russell 1000 Index Fund	BofA Securities, Inc.	54,665,000
	Citigroup, Inc.	28,109,000
	Goldman Sachs & Co. LLC	35,707,000
	J.P. Morgan Securities LLC	131,494,000
	Jefferies LLC	1,548,000
	Morgan Stanley & Co. LLC	27,236,000
	Virtu Americas LLC	522,000
Vanguard Russell 1000 Value Index Fund	BofA Securities, Inc.	167,294,000
	Citigroup, Inc.	76,745,000
	Goldman Sachs & Co. LLC	112,127,000
	J.P. Morgan Securities LLC	437,169,000
	Jefferies LLC	3,919,000
	Morgan Stanley & Co. LLC	90,506,000
Vanguard Russell 2000 Growth Index Fund	—	—
Vanguard Russell 2000 Index Fund	—	—
Vanguard Russell 2000 Value Index Fund	—	—

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Russell 3000 Index Fund	BofA Securities, Inc.	26,732,000
	Citigroup, Inc.	13,743,000
	Goldman Sachs & Co. LLC	17,425,000
	J.P. Morgan Securities LLC	64,330,000
	Jefferies LLC	769,000
	Morgan Stanley & Co. LLC	13,314,000
	Virtu Americas LLC	265,000
Vanguard Short-Term Corporate Bond Index Fund	Barclays Capital, Inc.	416,817,000
	BofA Securities, Inc.	1,081,756,000
	Citigroup, Inc.	966,637,000
	Deutsche Bank Securities Inc.	245,769,000
	Goldman Sachs & Co. LLC	882,413,000
	J.P. Morgan Securities LLC	1,517,141,000
	Morgan Stanley & Co. LLC	1,274,173,000
	Wells Fargo Securities, LLC	974,379,000
Vanguard Short-Term Treasury Index Fund	—	—
Vanguard Total Corporate Bond ETF	Bank of New York Mellon	5,011,000
	Barclays Capital, Inc.	9,177,000
	BofA Securities, Inc.	28,441,000
	Citigroup, Inc.	18,266,000
	Deutsche Bank Securities Inc.	3,968,000
	Goldman Sachs & Co. LLC	19,503,000
	J.P. Morgan Securities LLC	30,701,000
	Morgan Stanley & Co. LLC	24,217,000
Vanguard Total World Bond ETF	—	—
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SAI 1690A 032026